Loans and borrowings	6 Months Ended
Jun. 30, 2026
Loans and borrowings.
Loans and borrowings

21Loans and borrowings

	June 30, 2026	December 31, 2025
Balance January 1	7,780	2,674
Cashflows
Repayment - capital	(870)	(1,473)
Repayment - finance cost	(355)	(529)
Acquisition of put option (Auramet)	(5,000)	—

Non-cashflows
Finance cost(1)	355	529
Additions - Nedbank	—	1,579
Additions - put options (Auramet)	—	5,000

Balance	1,910	7,780
(1)	Finance cost are accounted for using the effective interest rate method as disclosed in note 12.

Current	1,455	6,706
Non-current	455	1,074
	1,910	7,780

		Nominal interest
June 30, 2026	Currency	rate	Face Value	Carrying value
Unsecured term loan - CABS(3)	USD	8.25% + 12 months SOFR(2)	929	929
Motor vehicles term loan - Nedbank(4)	USD	12%	981	981
Auramet payable(5)	USD	10%	Nil	Nil

		Nominal interest
December 31, 2025	Currency	rate	Face Value	Carrying value
Unsecured term loan - CABS	USD	8.25% + 12 months SOFR(2)	2,674	2,674
(2)	Secured Overnight Funding Rates (“SOFR”)
(3)

Interest and capital is paid on a quarterly basis. With capital payments commencing at the end of month six. Monthly deposits of at least $2,625 and ZiG12,500 are to be received. The borrowing has a corporate guarantee for $3,750 by CHZ.

(4)

The loans are repayable over a 36-month period and are secured by a cession of revenue proceeds amounting to the greater of 35% of revenue or US$3,500 per month, payable to the bank. The loans are further secured by a cession of the related vehicle insurance policies, with Nedbank designated as the first loss payee.

(5)	Interest was paid on a monthly basis. The capital amount was paid in full in February 2026.